Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Abstract]
Net income attributable to the Company	$ 1,421,781	$ 4,603,708	$ 4,945,764
Weighted average number of common shares outstanding - Basic	25,913,631	20,800,670	15,000,000
Dilutive securities -unexercised warrants and options	27,975	9,280
Weighted average number of common shares outstanding - diluted	25,941,606	20,809,950	15,000,000
Earnings per share - Basic	$ 0.05	$ 0.22	$ 0.33
Earnings per share - Diluted	$ 0.05	$ 0.22	$ 0.33